Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Lease (Tables)
Right of use asset - lease, net	$ 41,490	$ 684,552	$ 120,777
Operating lease liability - short-term	42,347	73,030	80,258
Operating lease liability - long-term	0	612,136	$ 42,347
Total operating lease liability	$ 42,347	$ 685,166
Discount Rate Operating Lease	6.00%	7.00%
Operating Lease Liability - Short-term	$ 42,437
Operating Lease Liability - Long-term	$ 0
Discount Rate - Operating Lease	6.00%